Dispositions and Acquisitions - Schedule of Unaudited, Pro Forma Financial Information (Details) - IGT $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Pro forma financial information
Revenue	$ 5,105,159
Net loss	$ (61,946)